ORDINARY SHARES	12 Months Ended
Dec. 31, 2015
ORDINARY SHARES [Abstract]
ORDINARY SHARES
15.	ORDINARY SHARES

Under a series of share repurchase programs approved by the Company's board of directors on September 29, 2011, December 26, 2012, June 28, 2013 and June 28, 2014, during the years ended December 31, 2013, 2014 and 2015,  the Company repurchased 56,635,569, 80,728,137 and 10,912,110 ordinary shares for total considerations of $55,574, $87,323 and $10,292, respectively.